summary of significant accounting policies - Other (Details)	12 Months Ended
Dec. 31, 2020
TELUS Communications Inc.
Consolidation
Percent ownership	100.00%
TELUS International (Cda) Inc.
Consolidation
Percent ownership	62.60%